Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials	$ 6,255	$ 5,851
Work-in-process	1,530	3,123
Finished goods	1,812	1,869
Inventory, Gross, Total	$ 9,597	$ 10,843